Pay vs Performance Disclosure	3 Months Ended	12 Months Ended			33 Months Ended
	Apr. 14, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Set forth below is information about the relationship between “compensation actually paid” to our NEOs and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis” beginning on page 28.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for First CEO (1) ($)	Compensation Actually Paid to First CEO (1)(2) ($)	Summary Compensation Table Total for Second CEO (1) ($)	Compensation Actually Paid to Second CEO (1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (3) ($)	Altria Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (5) ($ in millions)	Adjusted Diluted EPS (6) ($)
2022	–	–	16,199,700	18,053,441	5,304,553	5,884,220	116.24	133.76	5,764	4.84
2021	–	–	12,626,972	14,938,175	3,917,487	4,933,885	111.37	122.64	2,475	4.61
2020	17,835,316	883,271	12,238,397	8,561,449	4,992,680	3,046,417	89.62	105.56	4,467	4.36

(1)	The First CEO is Howard A. Willard III who retired as Chairman and CEO effective April 14, 2020. The Second CEO is William F. Gifford, Jr. who was elected CEO effective April 16, 2020.
(2)	The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
Year	Grant Date Fair Value of Equity Awards (b) ($)	Change in Pension Value (c) ($)	12/31 Fair Value for Outstanding Awards Granted This Year (d) ($)	Change in Fair Value for Outstanding Awards Granted in Prior Years (e) ($)	Change in Fair Value for Vested Awards (f) ($)	Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year (g) ($)	Dividend Equivalents Paid (h) ($)	Pension Service Costs (i) ($)
First CEO Adjustments
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)	Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.
(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.
(3)	The non-CEO NEOs included in both the 2021 and 2022 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.
(4)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2022 Form 10-K.
(5)	Net income represents net earnings attributable to Altria as disclosed in the applicable year’s Annual Report on Form 10-K.
(6)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Company Selected Measure Name		Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]		(3)The non-CEO NEOs included in both the 2021 and 2022 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.
Peer Group Issuers, Footnote [Text Block]		The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2022 Form 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:
	Deductions from SCT Total		Additions to SCT Total (a)
Year	Grant Date Fair Value of Equity Awards (b) ($)	Change in Pension Value (c) ($)	12/31 Fair Value for Outstanding Awards Granted This Year (d) ($)	Change in Fair Value for Outstanding Awards Granted in Prior Years (e) ($)	Change in Fair Value for Vested Awards (f) ($)	Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year (g) ($)	Dividend Equivalents Paid (h) ($)	Pension Service Costs (i) ($)
First CEO Adjustments
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)	Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.
(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.
(3)	The non-CEO NEOs included in both the 2021 and 2022 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.
(4)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2022 Form 10-K.
(5)	Net income represents net earnings attributable to Altria as disclosed in the applicable year’s Annual Report on Form 10-K.
(6)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Non-PEO NEO Average Total Compensation Amount		$ 5,304,553	$ 3,917,487	$ 4,992,680
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,884,220	4,933,885	3,046,417
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:
	Deductions from SCT Total		Additions to SCT Total (a)
Year	Grant Date Fair Value of Equity Awards (b) ($)	Change in Pension Value (c) ($)	12/31 Fair Value for Outstanding Awards Granted This Year (d) ($)	Change in Fair Value for Outstanding Awards Granted in Prior Years (e) ($)	Change in Fair Value for Vested Awards (f) ($)	Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year (g) ($)	Dividend Equivalents Paid (h) ($)	Pension Service Costs (i) ($)
First CEO Adjustments
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)	Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.
(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.
(3)	The non-CEO NEOs included in both the 2021 and 2022 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.
(4)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2022 Form 10-K.
(5)	Net income represents net earnings attributable to Altria as disclosed in the applicable year’s Annual Report on Form 10-K.
(6)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid v. Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid v. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid v. Adjusted Diluted EPS (1)

(1)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group [Text Block]
Altria Cumulative TSR v. Peer Group Cumulative TSR

Tabular List [Table Text Block]

The following table lists the most important performance measures that Altria used to link company performance to compensation actually paid to the NEOs for the most recently completed fiscal year. The first five items listed are financial performance measures. Strategic initiatives are non-financial performance measures that are defined by the Committee with respect to awards under the cash-based Annual Incentive Award and LTIP programs.

Most Important Performance Measures
Adjusted Diluted EPS (1)
Adjusted Discretionary Cash Flow (1)
Total Adjusted OCI (1)
Cash Conversion (1)
Relative TSR
Strategic Initiatives

(1)	Adjusted diluted EPS, adjusted discretionary cash flow, total adjusted OCI and cash conversion are non-GAAP financial measures. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures.

Total Shareholder Return Amount		$ 116.24	111.37	89.62
Peer Group Total Shareholder Return Amount		133.76	122.64	105.56
Net Income (Loss)		$ 5,764,000,000	$ 2,475,000,000	$ 4,467,000,000
Company Selected Measure Amount		4.84	4.61	4.36
PEO Name	Howard A. Willard III				William F. Gifford, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Discretionary Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Adjusted OCI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Cash Conversion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Strategic Initiatives
Howard A. Willard III [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 0	$ 0	$ 17,835,316
PEO Actually Paid Compensation Amount		0	0	883,271
Howard A. Willard III [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	6,269,997
Howard A. Willard III [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	1,046,316
Howard A. Willard III [Member] | 12 / 31 Fair Value for Outstanding Awards Granted This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Howard A. Willard III [Member] | Change in Fair Value for Outstanding Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Howard A. Willard III [Member] | Change in Fair Value for Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(203,296)
Howard A. Willard III [Member] | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(9,853,475)
Howard A. Willard III [Member] | Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	343,661
Howard A. Willard III [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	77,378
William F. Gifford, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		16,199,700	12,626,972	12,238,397
PEO Actually Paid Compensation Amount		18,053,441	14,938,175	8,561,449
William F. Gifford, Jr. [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,500,044	6,000,059	5,707,085
William F. Gifford, Jr. [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	2,487,905	3,162,720
William F. Gifford, Jr. [Member] | 12 / 31 Fair Value for Outstanding Awards Granted This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,808,532	6,312,998	5,180,587
William F. Gifford, Jr. [Member] | Change in Fair Value for Outstanding Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(720,892)	1,652,234	(1,434,026)
William F. Gifford, Jr. [Member] | Change in Fair Value for Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		127,685	61,320	(203,296)
William F. Gifford, Jr. [Member] | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
William F. Gifford, Jr. [Member] | Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,011,334	775,597	524,929
William F. Gifford, Jr. [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,127,126	1,997,018	1,124,663
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,921,542	1,806,406	1,985,373
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	441,174	1,622,524
Non-PEO NEO [Member] | 12 / 31 Fair Value for Outstanding Awards Granted This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,717,117	1,900,621	1,788,516
Non-PEO NEO [Member] | Change in Fair Value for Outstanding Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(212,267)	502,384	(553,066)
Non-PEO NEO [Member] | Change in Fair Value for Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,245	22,142	(76,170)
Non-PEO NEO [Member] | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		335,235	274,281	184,480
Non-PEO NEO [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 604,879	$ 564,549	$ 317,873